Project debt (Tables)	3 Months Ended
Mar. 31, 2018
Project debt [Abstract]
Project debt
The detail of Project debt of both non-current and current liabilities as of March 31, 2018 and December 31, 2017 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2018	2017
	($ in thousands)
Non-current	5,230,432	5,228,917
Current	303,328	246,291
Total Project debt	5,533,760	5,475,208

Repayment schedule for project debt
The repayment schedule for Project debt in accordance with the financing arrangements, as of March 31, 2018 is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2018

Payment of interests accrued as of March 31, 2018	Nominal repayment	Between January and March 2019	Between April and December 2019	2020	2021	2022	Subsequent Years	Total

($ in thousands)
72,823	214,802	15,703	234,554	268,770	284,586	318,324	4,124,198	5,533,760